Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Major classes of property and equipment
Major classes of property and equipment consisted of the following (in thousands):

	December 31, 2015 (a)
	Non-Leased Assets	Assets Under Operating Leases (c)	Total
Pipelines and related assets	$228,586	$46,739	$275,325
Terminals and related assets	210,276	580,194	790,470
Other	9,352	—	9,352
Land	4,672	—	4,672
Construction-in-progress	30,580	—	30,580
Property and equipment, at cost	483,466	626,933	1,110,399
Accumulated depreciation	(165,539)	(145,019)	(310,558)
Property and equipment, net	$317,927	$481,914	$799,841

	December 31, 2014 (b)
	Non-Leased Assets	Assets Under Operating Leases (c)	Total
Pipelines and related assets	$227,780	$45,695	$273,475
Terminals and related assets	634,837	72,326	707,163
Other	9,439	—	9,439
Land	4,672	—	4,672
Construction-in-progress	64,283	—	64,283
Property and equipment, at cost	941,011	118,021	1,059,032
Accumulated depreciation	(254,379)	(19,019)	(273,398)
Property and equipment, net	$686,632	$99,002	$785,634

(a) Financial information has been retrospectively adjusted for the acquisition of the McKee Terminal Services Business.
(b) Financial information has been retrospectively adjusted for the acquisitions of the Corpus Christi Terminal Services Business and the McKee Terminal Services Business.
(c) Represents assets owned by us for which we are the lessor (see Note 4). Certain assets acquired in the acquisitions of the Houston and St. Charles Terminal Services Business and the Corpus Christi Terminal Services Business were reflected as assets under operating leases subsequent to the acquisitions on March 1, 2015 and October 1, 2015, respectively.